Stockholders' equity	12 Months Ended
Dec. 31, 2013
Stockholders' equity
Stockholders' equity

Note 19—Stockholders' equity

        At both December 31, 2013 and 2012, the Company had 2,819 million authorized shares, of which 2,315 million were registered and issued.

        At the Annual General Meeting of Shareholders (AGM) held in April 2013, at the AGM held in April 2012 and at the AGM held in April 2011, shareholders approved the payment of a dividend of 0.68 Swiss francs per share, 0.65 Swiss francs per share and 0.60 Swiss francs per share, respectively, out of the capital contribution reserve in stockholders' equity of the unconsolidated statutory financial statements of ABB Ltd, prepared in accordance with Swiss law. The dividends were paid in May 2013 (amounting to $1,667 million), May 2012 (amounting to $1,626 million) and May 2011 (amounting to $1,569 million), respectively.

        Upon and in connection with each launch of the Company's MIP, the Company sold call options to a bank at fair value, giving the bank the right to acquire shares equivalent to the number of shares represented by the MIP warrant and WAR awards to participants. Under the terms of the agreement with the bank, the call options can only be exercised by the bank to the extent that MIP participants have either sold or exercised their warrants or exercised their WARs. In 2012 and 2011, the bank exercised certain of the call options it held. As a consequence, in 2012, the Company delivered 2.7 million shares out of treasury stock and in 2011 the Company delivered 6.0 million shares from contingent capital. No call options were exercised by the bank in 2013. At December 31, 2013, such call options representing 9.6 million shares and with strike prices ranging from 15.75 to 36.40 Swiss francs (weighted-average strike price of 23.12 Swiss francs) were held by the bank. The call options expire in periods ranging from May 2014 to May 2019. However, only 1.0 million of these instruments, with strike prices ranging from 15.75 to 36.40 Swiss francs (weighted-average strike price of 31.40 Swiss francs), could be exercised at December 31, 2013, under the terms of the agreement with the bank.

        In addition to the above, at December 31, 2013, the Company had further outstanding obligations to deliver:

  •
  up to 2.6 million shares relating to the options granted under the 2008 launch of the MIP, with a strike price of 36.40 Swiss francs, vested in May 2011 and expiring in May 2014,

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  up to 4.5 million shares relating to the options granted under the 2009 launch of the MIP, with a strike price of 19.00 Swiss francs, vested in May 2012 and expiring in May 2015,

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  up to 7.3 million shares relating to the options granted under the 2010 launch of the MIP, with a strike price of 22.50 Swiss francs, vested in May 2013 and expiring in May 2016,

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  up to 8.7 million shares relating to the options granted under the 2011 launch of the MIP, with a strike price of 25.50 Swiss francs, vesting in May 2014 and expiring in May 2017,

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  up to 16.6 million shares relating to the options granted under the 2012 launches of the MIP, with a weighted-average strike price of 16.06 Swiss francs, vesting in May 2015 and expiring in May 2018,

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  up to 17.4 million shares relating to the options granted under the 2013 launch of the MIP, with a strike price of 21.50 Swiss francs, vesting in May 2016 and expiring in May 2019,

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  up to 4.7 million shares relating to the ESAP, vesting and expiring in November 2014,

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  up to 1.7 million shares to Eligible Participants under the 2013, 2012 and 2011, launches of the LTIP, vesting and expiring in June 2016, May 2015 and March 2014, respectively, and

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  up to 2.3 million shares in connection with certain other share-based payment arrangements with employees.

        See Note 18 for a description of the above share-based payment arrangements.

        In November 2013 and 2012, the Company delivered 3.7 million and 2.3 million shares, respectively, from treasury stock, under the ESAP. In 2011, the number of shares delivered under the ESAP was not significant.

        Amounts available to be distributed as dividends to the stockholders of ABB Ltd are based on the requirements of Swiss law and ABB Ltd's Articles of Incorporation, and are determined based on amounts presented in the unconsolidated financial statements of ABB Ltd, Zurich, prepared in accordance with Swiss law. At December 31, 2013, of the 11,637 million Swiss francs ($13,076 million) total stockholders' equity reflected in such unconsolidated financial statements, 2,384 million Swiss francs ($2,679 million) represents share capital and 9,253 million Swiss francs ($10,397 million) represent reserves. Of these reserves, legal reserves for own shares of 296 million Swiss francs ($333 million) and ordinary legal reserves of 1,000 million Swiss francs ($1,124 million) are restricted.

        In February 2014, the Company announced that a proposal will be put to the 2014 AGM to distribute 0.70 Swiss francs per share to shareholders.